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[INSERT COMPANY LETTERHEAD]

                                                                   July 18, 2007

VIA HAND DELIVERY AND EDGAR TRANSMISSION

Ms. Sally Samuel
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Commonwealth Annuity and Life Insurance Company
     Commonwealth Annuity Separate Account A
     Pre-Effective Amendments to the Registration Statements on Form N-4 File Nos. 333-141019 and 333-141045/811-22024

Dear Ms. Samuel:

On behalf of Commonwealth Annuity and Life Insurance Company (the "Company") and Commonwealth Annuity Separate Account A (the "Account"), enclosed for your convenience are courtesy copies of Pre-Effective Amendment No. 1 (the "Amendments") to the above-captioned registration statements on Form N-4. The Amendments were filed with the Securities and Exchange Commission (the "Commission") on July 18, 2007. For your convenience, the enclosed copies have been marked to highlight changes made from the initial registration statements.

The Amendments incorporate changes made in response to comments raised by the Commission staff in a letter to the Company dated May 1, 2007 on the registration statements originally filed with the Commission. The Amendments also incorporate changes made in response to subsequent comments raised by the Commission staff via telephone conservations with Elisabeth Bentzinger on July 3, 2007 and July 16, 2007 ("Subsequent Comments"). The Amendments also contain updated information on certain product features and include other information necessary to complete the registration statements, such as financial statements and the remainder of the required exhibits. The Amendments also reflect clarifying or stylistic changes.

Acceleration requests from the Company, on behalf of the Account, and from the principal underwriter accompany the filings.

The following paragraphs provide the Company's response to each comment raised by the Commission staff. For the staff's convenience, each of the staff's comments is set forth in full below, and then the response follows. Each response applies to both of the above-referenced registration statements, unless otherwise indicated.

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Ms. Sally Samuel
June 18, 2007
Page 2


1.   COVER

     COMMENT: Please move all required cover page information, currently shown on page 2, to the cover, except that the list of funds may be shown on the inside cover if it is too long to fit on the cover.

     RESPONSE: The Company has moved all required cover page information to the cover page (except for the list of funds, which is too long to fit on the cover).

2.   DEFINITIONS

     COMMENT: Please correct the typographical error in line 4 of the definition of "Contingent Beneficiary" (i.e. "wills" to "will"). Also, please explain the language "as well as each day otherwise required" added at the end of the definition of "Valuation Date."

     RESPONSE: The Company has corrected the typographical error in line 4 of the definition of "Contingent Beneficiary." Also, the Company has deleted the language "as well as each day otherwise required" from the definition of "Valuation Date."

3.   CONTRACT OWNER TRANSACTION EXPENSES (PAGES 7-8)

(a). COMMENT: Please explain how earnings attributable to Purchase Payment Bonuses are excluded when calculating the withdrawal charges. Please provide an example of this calculation in the discussion of withdrawal charges in the prospectus, and cross-reference that discussion through a footnote in the table. Please also include a representation that the withdrawal charges will never exceed 9% of purchase payments as required by Rule 6c-8 under the Investment Company Act of 1940 (1940 Act).

     SUBSEQUENT COMMENT: Please confirm that when calculating the withdrawal charge, earnings attributable to Purchase Payment Bonuses are included in the calculation.

     RESPONSE: When calculating the withdrawal charge under the Preferred Plus annuity, the Company applies the charge to Purchase Payments, Purchase Payment Bonuses, and earnings attributable to Purchase Payments and Purchase Payment Bonuses. The Company confirms that when calculating the withdrawal charge under the Preferred Plus annuity, earnings attributable to Purchase Payment Bonuses are included in the calculation. The Company has revised the Preferred Plus annuity prospectus so that this is clear. The Company also has revised each prospectus to include an example of the withdrawal charge calculation, and has revised the footnote to the withdrawal charge in the fee table to provide a cross-reference to the withdrawal charge calculation set forth in the Contract Charges and Expenses section of the prospectus. The Company also has

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Ms. Sally Samuel
June 18, 2007
Page 3


     revised each prospectus to include a representation that the withdrawal charges will never exceed 9% of Purchase Payments.

(b). COMMENT: Please include the range of premium taxes that are deducted in the table. Please also include a footnote referencing the "Premium Taxes" disclosure in the prospectus.

     RESPONSE: The Company has revised each prospectus to include the range of premium taxes in the fee table and has included a footnote referencing the "Premium Taxes" disclosure in the prospectus.

(c). COMMENT: Please revise the table in accordance with Item 3, Instruction 2, which instructs that a registrant assume that the annuity contract is owned during the accumulation period. The existence of a Commutation Charge during the annuity period can be disclosed in a brief narrative footnote which provides a cross-reference to the portion of the prospectus describing the charge.

     RESPONSE: The Company has revised each prospectus to disclose the Commutation Charge in a brief narrative footnote with a cross-reference to the portion of the prospectus describing the charge.

(d). COMMENT: So as not to obscure the information required to be disclosed by
     Item 3, please place all footnotes at the bottom of the appropriate page or at the end of the Item 3 disclosure. In this regard, please note Instruction 9 permits a tabular presentation, within the larger table, of the range of contingent deferred sales loads over time.

     RESPONSE: The Company has revised each prospectus to place all footnotes at the bottom of the appropriate page.

(e). COMMENT: Please include the net interest rates for loans in the table, with a footnote referencing the more complete disclosure later in the prospectus.

     SUBSEQUENT COMMENT: Please revise the Qualified Plan Loan Interest Rate Charged in the fee table so that the fee table is less verbose.

     RESPONSE: The Company has revised each prospectus to include the loan interest rate charged in the fee table and has added a footnote with a cross reference to the prospectus section that provides more complete disclosure on loans. The Company also has revised the fee table to only show the 5.50% charge, with the charge for loans subject to ERISA moved to a footnote.

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Ms. Sally Samuel
June 18, 2007
Page 4


4.   PERIODIC EXPENSES (PAGES 8-9)

(a). COMMENT: Please add a line item showing the highest combination of base contract and optional feature charges.

     RESPONSE: The fee table for each prospectus does contain a line item showing the highest combination of base contract and optional feature charges that are a percentage of Separate Account Contract Value ("Total Separate Account Annual Expenses including Step-Up Death Benefit"). However, the Company is unable to add a line item showing the highest combination with all optional feature charges because the other optional feature charges are not based only on Separate Account Contract Value. The Company calculates the Guaranteed Lifetime Withdrawal Benefit Rider charge as a percentage of the Lifetime Income Base and the No Withdrawal Charge Rider charge as a percentage of Contract Value. Accordingly, the Guaranteed Lifetime Withdrawal Benefit Rider charge and the No Withdrawal Charge Rider cannot be combined with the base contract charges and the Step-Up Death Benefit charge.

(b). COMMENT: Please confirm that all acquired fund fees will be included in the "Total Annual Fund Operating Expenses" figures shown in the table.

     RESPONSE: The Company confirms that all acquired fund fees have been included in the "Total Annual Fund Operating Expenses" figures shown in the table.

5.   SUMMARY (PAGE 12)

     COMMENT: In those states that require a return of Purchase Payments, please explain why you are not returning the greater of Contract Value or Purchase Payment. See Section 1(32) of the 1940 Act. See also "Free Look Period" on page 18.

     SUBSEQUENT COMMENT: Please provide a cross-reference with regard to "free look" rights and IRA contracts.

     RESPONSE: The Company has revised the prospectus to disclose that in the event a contract owner exercises his or her "free look" right in those states that require a return of Purchase Payments, the Company will return the greater of Purchase Payments or Contract Value. The Company has also revised the prospectus to clarify that, upon exercise of a "free look" right in connection with an IRA contract (where the Company is required to return Purchase Payments), the Company will never return less than the Contract Value.

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Ms. Sally Samuel
June 18, 2007
Page 5


6.   FIXED ACCOUNT (PAGE 16)

     COMMENT: Please indicate that disclosures regarding the Fixed Account in the prospectus are subject to the federal securities law, rather than "may be."

     RESPONSE: The Company has revised each prospectus to indicate that the disclosures regarding the Fixed Account in the prospectus are subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

7.   THE ACCUMULATION PERIOD (PAGE 20)

     COMMENT: Please use the close of business on the Valuation Date, rather than 3:00 p.m. Central time, as the cut-off time to avoid conflicts in the event the NYSE closes earlier or is not open on a given date. This change should also be reflected in the third paragraph on page 23 and elsewhere as applicable.

     RESPONSE: The Company has revised each prospectus to use the close of business on the Valuation Date, rather than 3:00 p.m. Central time, as the cut-off time for all applicable transaction requests.

8.   DISRUPTIVE TRADING (PAGE 25)

     COMMENT: In the first paragraph on this page, please delete the third sentence or explain your basis for including this language.

     RESPONSE: The Company has included this disclosure as it believes it is in the interest of contract owners to be informed that the Company may not be able to apply the Funds' excessive trading policies and procedures. As a general note, Rule 22c-2 does not require an intermediary to apply the market timing policies and procedures of the Funds. Rather, the purpose of the rule is to provide the Funds the information that they need to apply their own policies and procedures. Intermediaries are not required to monitor investor trades to determine if they violate frequency, numerical limits, holding period requirements, or any other policies and procedures of the Funds. Intermediaries are only required to provide information, and then block trades by an investor IDENTIFIED BY THE FUND.

9.   WITHDRAWALS AND SURRENDERS (PAGE 26)

     COMMENT: Please disclose that the contract value may be transferred to another investment option as permitted under the Texas Optional Retirement System.

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Ms. Sally Samuel
June 18, 2007
Page 6


     SUBSEQUENT COMMENT: Please disclose that withdrawal value may be transferred out of the contract to another investment vehicle as permitted under the Texas Optional Retirement System.

     RESPONSE: The Company has revised the prospectus to disclose that participants in the Texas Optional Retirement System may transfer their Withdrawal Value to another approved provider as permitted under the Texas Optional Retirement System.

10.  GUARANTEED LIFETIME WITHDRAWAL BENEFIT (PAGE 31)

     COMMENT: Please move the definitions shown on pages 32-34 before the discussion.

     RESPONSE: The Company has moved the definitions in each prospectus to precede the discussion.

11.  TAKING WITHDRAWALS (PAGES 39)

     COMMENT: Since you reserve the right to impose a withdrawal charge on Non-Excess Withdrawals, please disclose the amount of that charge. See also page 56, fifth paragraph.

     RESPONSE: The Company has revised each prospectus to clarify that if it does assess a withdrawal charge on a Non-Excess Withdrawal or an Excess Withdrawal (or a required minimum distribution), the Company will calculate and impose the charge in the same manner that it would for any partial withdrawal. The Company has added examples to illustrate the assessment of the withdrawal charge on several types of withdrawals.

12.  BENEFIT PHASE EXAMPLE (PAGES 44 - 45)

     COMMENT: Please explain the basis for using 34 payments in the examples under "If the Benefit Phase Start Date Occurs Before [or On or After] the Lifetime Income Date."

     RESPONSE: There is no particular significance in choosing to use 34 payments in the examples. The Company chose this number at random and uses it throughout the examples for consistency.

13.  REDUCTION OR ELIMINATION OF CERTAIN CHARGES (PAGE 60)

     COMMENT: Please provide your basis for reducing the mortality and expense risk charge and other asset based charges for certain sales.

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Ms. Sally Samuel
June 18, 2007
Page 7


     RESPONSE: The Company has decided not to reduce the mortality and expense risk charge or other asset based charges for certain sales and has revised each prospectus accordingly.

14.  PART C

(a). COMMENT: Please specifically identify the Financial Statements included in Part B.

     RESPONSE: The Company has revised the Part C to specifically identify the Financial Statements included in Part B.

(b). COMMENT: Please identify the Company as Commonwealth Annuity and Life Insurance Company in the representation as to fees and charges. Also, please add the word "deducted" before "under the Contracts."

     RESPONSE: The Company has revised the Part C to identify the Company by name in the representation as to fees and charges. The Company also has added the word "deducted" before "under the Contracts."

     COMMENT: The actual participation agreement with each underlying fund should be filed as an exhibit to each registration statement.

     RESPONSE: The Company has filed the actual participation agreement with each underlying fund as an exhibit to each registration statement.

(d). COMMENT: In each registration statement, please file a Power of Attorney that relates specifically to that registration statement. See Rule 483(b) of the Securities Act of 1933.

     RESPONSE: The Company has filed as an exhibit to each registration statement Powers of Attorneys that relate specifically to the applicable registration statement. Each Power of Attorney meets this requirement by listing the applicable registration statement's 1933 Act filing number.

15.  FINANCIAL STATEMENTS, EXHIBITS, AND OTHER INFORMATION

     COMMENT: Financial statements, exhibits, and other required or missing disclosure not included in the registration statements must be filed in a pre-effective amendment to the registration statements.

     RESPONSE: The Company has included the financial statements, exhibits, and other required or missing disclosure in the Amendments.

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Ms. Sally Samuel
June 18, 2007
Page 8


16.  TANDY COMMENT

     COMMENT: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the fund and its management are in possession of all facts relating to the fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

     Notwithstanding our comments, in the event the fund requests acceleration of the effective date of the pending registration statements, it should furnish a letter, at the time or such request, acknowledging that

          - should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

          - the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

          - the fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filings or in response to our comments on your filings.

     We will consider a written request for acceleration of the effective date of the registration statements as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

     RESPONSE: The Company has submitted a letter for each registration statement under separate cover acknowledging the above statements.

17.  ADDITIONAL ORAL COMMENT

     COMMENT: Clarify fees and services rendered under the section "Administrative, Marketing, and Support Service Fees."

     SUBSEQUENT COMMENT: Please confirm that the payments described in this section are not in violation of Rule 17(e) of the 1940 Act.

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Ms. Sally Samuel
June 18, 2007
Page 9


     RESPONSE: The Company has finalized this disclosure - now titled "Certain Payments We Receive With Regard to the Funds" - including the fee ranges that were previously bracketed. The Company also confirms that the payments described in this section are not in violation of Rule 17(e) of the 1940 Act.

18. SUBSEQUENT COMMENT: Please update the prospectuses to include proper pagination.

     RESPONSE: The Company has revised the prospectuses to include proper pagination.

19. SUBSEQUENT COMMENT: Please clarify the disclosure in the Guaranteed Lifetime Withdrawal Benefit section with respect to the manner in which the Company will increase the Guaranteed Withdrawal Balance, Lifetime Income Base, Lifetime Income Amount, and Guaranteed Withdrawal Amount when owners make additional Purchase Payments.

     RESPONSE: The Company has revised the prospectus to clarify the manner in which the Company will increase the Guaranteed Withdrawal Balance, Lifetime Income Base, Lifetime Income Amount, and Guaranteed Withdrawal Amount when owners make additional Purchase Payments.

20. SUBSEQUENT COMMENT: In the section titled "Naming of Owners, Annuitants, and Beneficiaries," when describing the situation where the owner does not have a spouse on the date of issue, delete the parenthetical "(spouse or non-spouse)".

     RESPONSE: The Company has revised the section of the prospectus titled "Naming of Owners, Annuitants, and Beneficiaries" to delete the parenthetical "(spouse or non-spouse)" when describing the situation where the owner does not have a spouse on the date of issue.

We believe that the Amendments are complete and respond to all Commission staff comments. We respectfully request that the staff review these materials as soon as possible. As noted above, requests for acceleration from the Company, on behalf of the Account, and from the principal underwriter accompany the Amendments and seek acceleration of the effectiveness of the registration statements to July 20, 2007 or as soon as practicable thereafter. Any assistance you can provide to the Company to assist it in meeting this request would be very much appreciated.

If you have any questions or comments, please call the undersigned at (508) 460-2408 or Elisabeth M. Bentzinger at (202) 383-0717. We greatly appreciate the staff's efforts in assisting the Company with these filings.

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Ms. Sally Samuel
June 18, 2007
Page 10


Sincerely,


/s/ Jon-Luc Dupuy
--------------------------------
Jon-Luc Dupuy
Assistant General Counsel and Vice President

Attachments

cc:  Stephen E. Roth
     Elisabeth M. Bentzinger
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[Insert Company Letterhead]

July 18, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Commonwealth Annuity and Life Insurance Company
    Commonwealth Annuity Separate Account A
    Pre-Effective Amendment to the Registration Statement on Form N-4 File No. 333-141045/811-22024

Dear Commissioners:

Commonwealth Annuity and Life Insurance Company (the "Company") and Commonwealth Annuity Separate Account A (the "Separate Account") are hereby transmitting for filing via EDGAR under the Securities Act of 1933, as amended (the "Securities Act"), Pre-Effective Amendment No. 1 to the Separate Account's registration statement on Form N-4 (the "Amendment") for certain flexible premium fixed and variable deferred annuity contracts. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission (the "Commission") on the initial registration statement filed with the Commission on March 2, 2007. The Amendment also reflects certain updated information, stylistic, editorial, and formatting revisions, and all financial statements and exhibits required to be filed are included therein. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the Separate Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to July 20, 2007, or as soon thereafter as is reasonably practicable. The Company would very much appreciate any assistance the Commission Staff could provide in meeting such requests.

If you have any questions or comments, please call the undersigned at (508) 460-2408 or Elisabeth M. Bentzinger at (202) 383-0717.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy
Assistant General Counsel and Vice President

Attachments

cc: Stephen E. Roth
    Elisabeth M. Bentzinger

[Insert Company Letterhead]

July 18, 2007


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re: Commonwealth Annuity and Life Insurance Company
    Commonwealth Annuity Separate Account A
    Pre-Effective Amendment to the Registration Statement on Form N-4 File No. 333-141045/811-22024

Commissioners:

On behalf of Commonwealth Annuity and Life Insurance Company (the "Company") and Commonwealth Annuity Separate Account A (the "Separate Account"), this letter responds to one of the comments you provided on May 1, 2007 with respect to the above-referenced filing.

The Company acknowledges that:

* should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

* the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company, on behalf of the Separate Account, from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

* the Company, on behalf of the Separate Account, may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                           *          *          *

If you have any questions or comments, please call the undersigned at (508) 460-2408.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy
Assistant Counsel and Vice President

Attachment

cc:     Stephen E. Roth
        Elisabeth M. Bentzinger

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July 18, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Commissioners:

Pursuant to Rule 461 under the Securities Act of 1933, Epoch Securities, Inc., the principal underwriter, hereby requests that the registration statement filed on Form N-4 for Commonwealth Annuity Separate Account A (File No. 333-141045) be accelerated and declared effective on July 20, 2007, or as soon thereafter as is reasonably practicable.

                              EPOCH SECURITIES, INC.


                              By: /s/ Michael A. Reardon
                                  ----------------------
                                    Michael A. Reardon
                                    President and Chief Executive Officer

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July 18, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Commissioners:

Pursuant to Rule 461 under the Securities Act of 1933, Commonwealth Annuity and Life Insurance Company, on behalf of itself and Commonwealth Annuity Separate Account A, hereby requests that the registration statement filed on Form N-4 (File No. 333-141045) be accelerated and declared effective on July 20, 2007, or as soon thereafter as is reasonably practicable.

                              COMMONWEALTH ANNUITY AND LIFE
                               INSURANCE COMPANY

                              COMMONWEALTH ANNUITY SEPARATE
                               ACCOUNT A


                              By: /s/ Michael A. Reardon
                                  ----------------------
                                     Michael A. Reardon
                                     President and Chief Executive Officer